Parnassus Value Equity Fund

Portfolio of Investments as of September 30, 2026 (unaudited)

		$
Equities	Shares	Market Value ($)

Air Freight & Logistics (1.6%)

FedEx Corp.	287,975		82,098,793

Banks (7.8%)

Bank of America Corp.	2,172,565		118,252,713

Citigroup Inc.	820,966		106,298,678

JPMorgan Chase & Co.	536,803		177,590,537

			402,141,928

Beverages (3.0%)

Coca-Cola Co.	1,830,049		157,530,618

Capital Markets (8.4%)

CME Group Inc., Class A	339,563		88,958,715

S&P Global Inc.	230,267		90,833,424

The Bank of New York Mellon Corp.	912,975		132,043,574

The Charles Schwab Corp.	1,237,751		120,977,783

			432,813,496

Chemicals (2.0%)

Linde plc	214,836		101,971,907

Commercial Services & Supplies (2.2%)

Waste Management Inc.	551,934		112,550,381

Diversified Financial Services (4.3%)

Mastercard Inc., Class A	280,666		154,778,879

Visa Inc., Class A	187,231		67,277,715

			222,056,594

Diversified Telecommunication Services (3.1%)

Verizon Communications Inc.	3,505,967		160,818,706

Equity Real Estate Investment Trusts (2.1%)

CBRE Group Inc., Class Aq	832,350		106,932,005

Food & Staples Retailing (3.8%)

Sysco Corp.	1,590,610		124,003,956

Walmart Inc.	695,966		72,324,787

			196,328,743

Health Care Equipment & Supplies (4.4%)

Abbott Laboratories	781,894		77,274,584

Boston Scientific Corp.[q]	1,519,438		66,323,469

Stryker Corp.	300,736		82,819,687

			226,417,740

Health Care Providers & Services (3.3%)

The Cigna Group	375,448		102,058,030

UnitedHealth Group Inc.	192,331		70,600,863

			172,658,893

Independent Power & Renewable Electricity Producers (1.7%)

Brookfield Renewable Corp.	3,114,204	87,882,837

Insurance (3.0%)

The Progressive Corp.	477,065	98,900,345

Willis Towers Watson plc	194,748	56,132,216

		155,032,561

Interactive Media & Services (4.6%)

Alphabet Inc., Class A	505,032	173,771,411

Meta Platforms Inc., Class A	88,485	64,167,552

		237,938,963

Life Sciences Tools & Services (3.0%)

Thermo Fisher Scientific Inc.	226,902	153,170,195

Machinery (4.4%)

Cummins Inc.	189,293	97,783,085

Deere & Co.	192,853	129,510,432

		227,293,517

Multiline Retail (6.3%)

Amazon.com Inc.[q]	1,317,653	328,293,245

Multi-Utilities (1.6%)

CMS Energy Corp.	1,320,016	83,266,609

Oil, Gas & Consumable Fuels (1.3%)

The Williams Companies Inc.	961,042	65,322,025

Pharmaceuticals (2.3%)

AstraZeneca plc	739,050	119,334,404

Road & Rail (2.3%)

Union Pacific Corp.	443,896	120,797,418

Semiconductors & Semiconductor Equipment (11.3%)

Advanced Micro Devices Inc.[q]	112,424	68,776,506

Applied Materials Inc.	156,556	80,059,607

Broadcom Inc.	226,481	79,537,862

Intel Corp.[q]	816,653	98,186,190

Micron Technology Inc.	121,471	129,379,977

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	283,507	129,333,058

		585,273,200

Software (8.1%)

Microsoft Corp.	583,157	299,101,225

NICE Ltd., ADR[q]	558,416	62,134,948

Oracle Corp.	420,291	57,705,954

		418,942,127

Specialty Retail (1.8%)

The Home Depot Inc.	326,136	92,782,431

Technology Hardware, Storage & Peripherals (1.0%)

Western Digital Corp.	112,718	51,225,822

Total investment in equities (98.7%)

(cost $3,860,070,522)		5,100,875,158
	$		$		$		$
Short-Term Securities	Interest Rate		Maturity Date		Principal Amount ($)		Market Value ($)

Time Deposits (1.2%)

JPMorgan Chase, New York		3.23%		10/01/2026		63,373,492		63,373,492

Total short-term securities (1.2%)

(cost $63,373,492)								63,373,492

Total securities (99.9%)

(cost $3,923,444,014)								5,164,248,650

Other assets and liabilities (0.1%)								5,848,755

Total net assets (100.0%)								5,170,097,405

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt